October 26, 2010

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:  Post-effective amendments to certain Form N-4 registration statements

Dear Ms. Samuel:

Along with this letter, we are filing post-effective amendments under Rule 485(a) to the Form N-4 registration statements of Pruco Life Insurance Company (“Pruco Life”) and Pruco Life Insurance Company of New Jersey (“PLNJ”) listed below.

The supplements will amend the registration statements for Pruco Life’s and PLNJ’s Prudential Premier Retirement Variable Annuities (file nos. 333-162673 and 333-162678) and Pruco Life’s and PLNJ’s Prudential Premier Advisor Variable Annuities (file nos. 333-162680 and 333-162676).

We represent and acknowledge that:

the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and

staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filings; and

the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague